Related party transactions	12 Months Ended
Sep. 30, 2023
Related party transactions
Related party transactions

Note 16 – Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Yefang Zhang	Principal shareholder	Providing personal guarantee as an additional security for loans, payables and receivables, providing personal guarantee for a lawsuit for potential losses
Zhengyu Wang	Former CEO, spouse of Ms. Yefang Zhang	Providing personal guarantee as an additional security for loans
Xinyang Wang	CEO of the Company	Providing personal guarantee as an additional security for loans
Hangzhou Forasen Energy Technology Co., Ltd.	Controlled by Mr. Zhengyu Wang, spouse of Ms. Yefang Zhang	Lease of office space to the Company
Wenhua Liu	A director of the Company	Providing personal guarantee as an additional security for loans

Due from a related party

As of September 30, 2023 and 2022, amount due from Yefang Zhang was nil and $116,250, respectively. The amount was fully repaid by Yefang Zhang in January 2023.

Due to a related party

As of September 30, 2023 and 2022, the Company owed Yefang Zhang $114,451 and nil, respectively. The balance of due to related parties is interest-free, unsecured, and due upon demand.

Operating lease from related parties

On October 8, 2021, Zhejiang New Material entered into a lease agreement with Zhejiang Forasen Energy Technology Co., Ltd., a PRC company controlled by Mr. Zhengyu Wang, to lease approximately 27,147 square feet of office space in Hangzhou. The lease term is for five years with annual rent of RMB432,043 (equivalent of $59,268).

Guarantees provided by related parties

The Company’s related parties provide guarantees for the Company’s short-term and long-term loans (see Note 13).